Related Parties (Details) - P3 Health Partners Inc. - USD ($)		1 Months Ended	3 Months Ended			6 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 02, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Successor	Successor	Predecessor	Predecessor	Successor	Predecessor	Predecessor		Predecessor	Predecessor
Balance at Beginning of Year		$ 23,639,987			$ 19,354,258	$ 25,882,296	$ 19,354,258	$ 19,354,258	$ 19,354,258	$ 14,400,045
Advanced During Period		470,165				2,223,912		2,862,350		3,772,573
Interest Accrued During period		679				437,236		1,423,379		1,181,640
Balance at End of Year	$ 25,882,296	25,882,296	$ 28,543,444			28,543,444		23,639,987	25,882,296	19,354,258	$ 14,400,045
Previously Reported [Member]
Related Party Transaction [Line Items]
Balance at Beginning of Year						24,110,831
Balance at End of Year	$ 24,110,831	24,110,831							24,110,831
Atrio
Related Party Transaction [Line Items]
Revenue Earned from Capitation		11,483,345	42,935,126			87,599,807		142,904,723		146,469,571
Management Fees		180,768	572,250			1,145,634		2,022,076		2,230,984
Claims Paid		$ 14,684,345	$ 50,247,316			$ 97,505,664		$ 146,216,160		148,905,784
P3 NV and KWA
Related Party Transaction [Line Items]
Advanced During Period									$ 0	$ 0